Loss per common share, Computation of Basic and Diluted (Loss)/Earnings per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Loss Per Common Share, Basic and Diluted [Abstract]
Net loss	$ (367)	$ (3,694)
Cumulative dividends on Series A Preferred Shares	(2,436)	(1,272)
Net loss attributable to common shareholders	$ (2,803)	$ (4,966)
Weighted average number of common shares, basic (in shares)	2,947,013	295,474
Weighted average number of common shares, diluted (in shares)	2,947,013	295,474
Loss per common share, basic (in dollars per share)	$ (0.95)	$ (16.81)
Loss per common share, diluted (in dollars per share)	$ (0.95)	$ (16.81)